Operating segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Operating segments	Operating segments:
The Corporation operates in a single operating segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on power products for bus, truck, rail, marine, stationary and emerging market (material handling, off-road and other) applications, as well as the delivery of services, including technology solutions, after sales services and training.
In 2024, revenues included sales to two individual customers of $20,176,000 and $10,451,000, respectively, which exceeded 10% of total revenue. In 2023, revenues included sales to one individual customer of $10,882,000 which exceeded 10% of total revenue.
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2024	2023
Poland	$21,655	$11,262
United States	14,995	25,702
United Kingdom	12,774	8,178
Germany	4,184	14,490
France	4,023	3,307
Canada	3,002	12,034
China	2,631	11,980
Denmark	2,157	2,240
Taiwan	727	1,381
Netherlands	668	4,812
Belgium	634	2,089
Korea	357	109
Norway	267	779
Spain	260	857
Japan	180	76
India	92	2,034
Australia	11	51
Other countries	1,114	987
	$69,731	$102,368
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2024	2023
Canada	$63,883	$186,109
China	8,249	13,916
United States	4,322	8,600
Denmark	1,975	4,176
	$78,429	$212,801